Capitalization (Notes)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Capitalization
Capitalization
LinnCo’s authorized capital structure consists of two classes of interests: (1) shares with limited voting rights and (2) voting shares, 100% of which are currently held by LINN Energy. At December 31, 2015, LinnCo’s issued capitalization consisted of approximately $3.9 billion in shares and $1,000 contributed by LINN Energy in connection with LinnCo’s formation and in exchange for its voting share. LinnCo is authorized to issue an unlimited number of shares and voting shares. Additional classes of equity interests may be created upon approval by the Board and the holders of a majority of the outstanding shares and voting shares, voting as separate classes.
Berry Acquisition
On December 16, 2013, the Company completed the transactions contemplated by the merger agreement between the Company, LINN Energy and Berry under which LinnCo acquired all of the outstanding common shares of Berry and the contribution agreement between the Company and LINN Energy under which the Company transferred Berry to LINN Energy in exchange for LINN Energy units. Under the merger agreement, as amended, Berry’s shareholders received 1.68 LinnCo common shares for each Berry common share they owned, totaling 93,756,674 LinnCo common shares valued at approximately $2.7 billion. Under the contribution agreement, LinnCo transferred Berry to LINN Energy after which Berry became an indirect wholly owned subsidiary of LINN Energy. As consideration for the transfer of Berry to LINN Energy, the Company acquired 93,756,674 newly issued LINN Energy units, valued at approximately $2.8 billion and equal to the number of LinnCo shares issued as consideration for Berry.
On the Berry acquisition date, the Company transferred Berry to its affiliate, LINN Energy. Accordingly, the assets, liabilities and results of operations of Berry are not included in the Company’s financial statements. The acquisition of 93,756,674 LINN Energy units, which are equal to the number of LinnCo shares issued as consideration for Berry, increased the Company’s ownership of LINN Energy’s outstanding units from approximately 15% to approximately 39%.
The gain on transfer of Berry for the year ended December 31, 2014, reflects acquisition accounting adjustments to the fair value of the assets acquired and liabilities assumed from Berry that were subsequently transferred to LINN Energy. The loss on transfer of Berry for the year ended December 31, 2013, is primarily due to deferred income taxes assumed by LinnCo in the Berry acquisition that were not transferred to LINN Energy and reflects the difference between the fair value of the assets acquired and liabilities assumed from Berry and the fair value of the LINN Energy units received in connection with the transfer.
For the year ended December 31, 2013, in connection with the Berry acquisition, the Company incurred acquisition-related transaction costs of approximately $40 million, including approximately $9 million of noncash share-based compensation expense.
In connection with the Berry acquisition, certain Berry equity-based awards were exchanged for common shares issued by the Company. Each Berry restricted stock unit (“RSU”) that was vested as of the effective date of the acquisition and held by a former nonemployee director or by an employee of Berry whose employment was terminated in connection with the acquisition as agreed upon by the parties or that was subject to performance-based vesting criteria was converted into LinnCo common shares. Under the acquisition method of accounting, Berry RSUs were measured and recorded at their fair values on the acquisition date, resulting in additional purchase price consideration of approximately $52 million. The portion of the replacement awards attributable to post-combination service was calculated as the difference between the fair value of the replacement awards and the amount attributed to pre-combination service, and was recognized as expense.
At-the-Market Offering Program
The Company’s Board has authorized the sale of up to $500 million of shares under an at-the-market offering program. Sales of shares, if any, will be made under an equity distribution agreement by means of ordinary brokers’ transactions, through the facilities of the NASDAQ, any other national securities exchange or facility thereof, a trading facility of a national securities association or an alternate trading system, to or through a market maker or directly on or through an electronic communication network, a “dark pool” or any similar market venue, at market prices, in block transactions, or as otherwise agreed with a sales agent. The Company expects to use the net proceeds from any sale of shares to purchase additional LINN Energy units. As of December 31, 2015, no shares had been sold under the program.